Goodwill and Intangibles Level 4 (Details) - Schedule of Intangible Assets (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 13	$ 13	$ 15
Finite-Lived Intangible Assets, Gross	230	228
Impairment of Intangible Assets, Finite-lived	(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization	(131)	(120)
Intangible Assets, Net (Excluding Goodwill)	82	91
Patents and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	112	110
Impairment of Intangible Assets, Finite-lived	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	(70)	(65)
Intangible Assets, Net (Excluding Goodwill)	42	45
Customer Lists and Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	93	93
Impairment of Intangible Assets, Finite-lived	(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization	(54)	(49)
Intangible Assets, Net (Excluding Goodwill)	22	27
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	25	25
Impairment of Intangible Assets, Finite-lived	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	(7)	(6)
Intangible Assets, Net (Excluding Goodwill)	$ 18	$ 19